Convertible Notes - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended		6 Months Ended
	Apr. 07, 2022	Apr. 05, 2022	Oct. 31, 2022	Jul. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 21,200			$ 11,900		$ 11,900
Senior convertible bond par value percentage		85.00%
Conversion price per share		$ 7.25
Convertible bonds, Conversion price percentage		20.00%
Reset down term one		12 months
Reset down term two		24 months
Reset down term three		36 months
Repayment of deferred amortization percentage		100.00%
Amount of Cash Amortization Payment				$ 1,400
Principal of Amount of Cash Amortization				1,100
Amount of Cash Amortization, Interest Payment				$ 300
Debt Instrument, Periodic Payment, Interest			$ 300
Principal Amount Outstanding of Cash Amortization							20,100
Proceeds from Notes Payable	$ 18,000
Debt Instrument, Interest Rate, Effective Percentage		5.50%
Fair value adjustment to convertible Debt					(440)	$ 0	730	$ 0
American Depository Shares [Member]
Debt Instrument [Line Items]
Conversion price per share		$ 8.70
Instrument Specific Credit Risk [Member]
Debt Instrument [Line Items]
Fair value adjustment to convertible Debt					900		500
Non Instrument Specific Credit Risk [Member]
Debt Instrument [Line Items]
Fair value adjustment to convertible Debt					$ 400		$ 700